ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.       Name and address of issuer:

         Analysts Investment Trust
         9200 Montgomery Road, Bldg. D., Suite 13A
         Cincinnati, Ohio  45242

2.       Name of each series or class of funds for which this notice is filed:

         Analysts Stock Fund; Analysts Fixed Income Fund

3.       Investment Company Act File Number:  811-7778

         Securities Act File Number:  33-64370

4.       Last day of fiscal year for which this notice is filed:  July 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9. Number and aggregate sale price of securities sold during the fiscal year:

         Number sold: 289,977
         Aggregate sale price:  $4,960,752

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number sold: 289,977
         Aggregate Sale Price: $4,960,752


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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
         N/A

12.      Calculation of registration fee:
         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                $ 4,960,752
                                                                -----------
         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                + N/A
                                                                -----------
         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                - 2,053,063
                                                                -----------
         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                +  N/A
                                                                -----------
         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus (ii), less line (iii), plus line (iv)] (if applicable):
                                                                2,907,689
                                                                -----------
         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                x  1/3,300
                                                                -----------
         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                $881.12
                                                                -----------


INSTRUCTION:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          |X|
         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 9/29/97

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ DAVID LEE MANZLER, JR.
                          -----------------------------------------------
                          DAVID LEE MANZLER, JR., PRESIDENT AND TREASURER

Date  SEPTEMBER 29, 1997
      ------------------

         * Please print the name and title of the signing officer below the signature.


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                       BROWN, CUMMINS & BROWN CO., L.P.A.
                         ATTORNEYS AND COUNSELORS AT LAW
                                3500 CAREW TOWER
                                441 VINE STREET
J.W. BROWN (1911-1995)      CINCINNATI, OHIO  45202
JAMES R. CUMMINS           TELEPHONE (513) 381-2121
ROBERT S BROWN             TELECOPIER (513) 381-2125
DONALD S. MENDELSOHN                                                OF COUNSEL
LYNNE SKILKEN                                                   GILBERT BETTMAN
AMY G. APPLEGATE
MELANIE S. CORWIN
JOANN M. STRASSER


                                        September 29, 1997


Analysts Investment Trust
9200 Montgomery Road
Building D, Suite 13A
Cincinnati, Ohio  45242

Gentlemen:

         This letter is in response to your request for our opinion in connection with Form 24F-2 for the Trust for the fiscal year ended July 31, 1997.

         We have examined a copy of (a) the Trust's Agreement and Declaration of Trust and amendments thereto, (b) the Trust's By-Laws and amendments thereto, and (c) all such agreements, certificates of public officials, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures on original documents submitted to us, the conformity to executed documents of all unexecuted copies submitted to us and the conformity to the original of all copies submitted to us as conformed or copied documents.

         Based upon the foregoing, we are of the opinion that the shares of the Trust, the registration of which the Notice makes definite in number, if issued in accordance with the Prospectus and Statement of Additional Information of the Trust, were legally issued, fully paid and non-assessable.

         We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to the Notice referred to above.

                                       Very truly yours,


                                       /s/ BROWN, CUMMINS & BROWN CO., L.P.A.
                                       BROWN, CUMMINS & BROWN CO., L.P.A.